Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2031
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,817,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,404.73
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for Registration Statement Nos. 333-296865 and 333-296865-01, each filed on June 17, 2026 (the "Registration Statements"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statements in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.850% Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Guarantee of Deere Funding Canada Corporation's 4.850% Notes due 2031 by its indirect parent company, Deere & Co. Pursuant to Rule 457(n), no separate fee for the guarantee is payable.